Vista Outdoor Inc. - 10-K Fair Value of Financial Instruments (Fair Value of Financial Instruments) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021
Fair value of assets and liabilities
Long-term debt	$ 632,378	$ 717,238	$ 1,049,658
4.5% Senior Notes
Fair value of assets and liabilities
Long-term debt				$ 500,000
Long-term debt, percentage bearing fixed interest, percentage rate				4.50%
4.5% Senior Notes
Fair value of assets and liabilities
Long-term debt, percentage bearing fixed interest, percentage rate				4.50%
4.5% Senior Notes | Carrying Amount | Fair Value, Recurring
Fair value of assets and liabilities
Fixed rate debt	500,000	500,000	500,000
4.5% Senior Notes | Fair Value | Fair Value, Recurring
Fair value of assets and liabilities
Fixed rate debt	$ 501,605	500,865	404,000
2022 ABL Revolving Credit Facility and 2022 Term Loan Facility | Carrying Amount | Fair Value, Recurring
Fair value of assets and liabilities
Variable-rate debt		220,000	560,000
2022 ABL Revolving Credit Facility and 2022 Term Loan Facility | Fair Value | Fair Value, Recurring
Fair value of assets and liabilities
Variable-rate debt		$ 220,000	$ 560,000